Quarterly Financial Information (Unaudited)	12 Months Ended
Mar. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
22.	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	Fiscal 2020				Fiscal 2019
	June 30	Sept. 30	Dec. 31	Mar. 31	June 30	Sept. 30	Dec. 31	Mar. 31
BUSINESS SEGMENT SALES
Systems & Support	$313,605	$352,969	$338,924	$352,066	$306,632	$332,562	$323,619	$362,198
Aerospace Structures	419,178	422,579	368,972	345,158	532,387	528,366	490,337	511,314
Inter-segment Elimination	(2,552)	(3,438)	(3,230)	(4,114)	(6,119)	(5,820)	(6,061)	(4,485)

TOTAL SALES	$730,231	$772,110	$704,666	$693,110	$832,900	$855,108	$807,895	$869,027

GROSS PROFIT (1)	$119,461	$131,456	$142,200	$116,085	$38,742	$107,357	$72,007	$131,239

OPERATING INCOME (LOSS)
Systems & Support	$44,048	$62,337	$57,434	$(22,478)	$43,078	$51,380	$51,368	$55,270
Aerospace Structures	12,283	13,608	18,039	(2,066)	(79,587)	(22,744)	(49,813)	(264)
Corporate	(20,820)	(14,908)	(73,812)	(15,758)	(30,039)	(30,637)	(18,488)	(244,203)

TOTAL OPERATING INCOME (LOSS)	$35,511	$61,037	$1,661	$(40,302)	$(66,548)	$(2,001)	$(16,933)	$(189,197)

NET INCOME (LOSS)	$16,924	$42,234	$(13,206)	$(75,385)	$(77,736)	$(15,878)	$(32,147)	$(201,385)

Basic Income (Loss) per share	$0.34	$0.84	$(0.26)	$(1.46)	$(1.57)	$(0.32)	$(0.65)	$(4.05)

Diluted Income (Loss) per share	$0.34	$0.84	$(0.26)	$(1.46)	$(1.57)	$(0.32)	$(0.65)	$(4.05)

*	Difference due to rounding.
(1)	Gross profit includes depreciation.
(2)	Includes impairment of goodwill of $66,121 in Systems & Support.